Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of statements of balance sheet
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Balance Sheet
Total assets	$201,401,935	$-	$201,401,935
Liabilities and stockholders’ equity
Total current liabilities	$242,903	$-	$242,903
Deferred underwriting commissions	7,000,000	-	7,000,000
Derivative warrant liabilities	-	28,320,000	28,320,000
Total liabilities	7,242,903	28,320,000	35,562,903
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,159,030	(28,320,000)	160,839,030
Stockholders’ equity
Preferred stock- $0.0001 par value	-	-	-
Class A common stock - $0.0001 par value	108	284	392
Class B common stock - $0.0001 par value	500	-	500
Additional paid-in-capital	5,319,519	15,814,106	21,133,625
Accumulated deficit	(320,125)	(15,814,390)	(16,134,515)
Total stockholders’ equity	5,000,002	-	5,000,002
Total liabilities and stockholders’ equity	$201,401,935	$-	$201,401,935

Schedule of statements of operations
	Period From June 4, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Statement of Operations
Loss from operations	$(387,696)	$-	$(387,696)
Other (expense) income:
Change in fair value of derivative warrant liabilities	-	(15,340,000)	(15,340,000)
Financing costs - derivative warrant liabilities	-	(474,390)	(474,390)
Net gain from investments held in Trust Account	67,571	-	67,571
Total other (expense) income	67,571	(15,814,390)	(15,746,819)
Net loss	$(320,125)	$(15,814,390)	$(16,134,515)

Basic and Diluted weighted-average Class A common stock outstanding	20,000,000	-	20,000,000
Basic and Diluted net loss per Class A common shares	$0.00	-	$-
Basic and Diluted weighted-average Class B common stock outstanding	5,000,000	-	5,000,000
Basic and Diluted net loss per Class B common shares	$(0.06)	$(3.17)	$(3.23)

Schedule of statements of cash flows
	Period From June 4, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Statement of Cash Flows
Net loss	$(320,125)	$(15,814,390)	$(16,134,515)
Change in fair value of derivative warrant liabilities	$-	$15,340,000	$15,340,000
Financing Costs - derivative warrant liabilities	$-	$474,390	$474,390
Initial value of Class A common stock subject to possible redemption	$189,429,260	$(12,981,000)	$176,448,260
Change in fair value of Class A common stock subject to possible redemption	$95,610	$(15,704,840)	$(15,609,230)